Nuance Mid Cap Value Fund
Schedule of Investments
January 31, 2026 (Unaudited)

COMMON STOCKS - 86.3%	Shares	Value
Consumer Discretionary - 0.7%
NIKE, Inc. - Class B	44,488	$2,749,803

Consumer Staples - 20.3%
Beiersdorf AG - ADR	445,189	10,613,306
Calavo Growers, Inc.	150,295	3,823,505
Cal-Maine Foods, Inc.	12,157	1,015,474
Clorox Co.	211,332	23,836,136
Henkel AG & Co. KGaA - ADR	758,251	15,627,553
Kenvue, Inc.	662,154	11,521,480
Kimberly-Clark Corp.	105,148	10,513,748
Mission Produce, Inc. (a)	149,282	2,009,336
		78,960,538

Financials - 10.8%
American International Group, Inc.	12,561	940,568
Aspen Insurance Holdings Ltd. - Class A (a)	542,319	20,244,768
Everest Group Ltd.	21,322	7,063,552
FactSet Research Systems, Inc.	3,320	844,475
Globe Life, Inc.	70,173	9,839,658
Reinsurance Group of America, Inc.	14,249	2,888,985
		41,822,006

Health Care - 15.7%
Abbott Laboratories	8,727	953,861
Becton Dickinson & Co.	37,766	7,684,626
Exact Sciences Corp. (a)	47,541	4,865,346
Henry Schein, Inc. (a)	74,331	5,610,504
Hologic, Inc. (a)	104,039	7,795,642
QIAGEN NV	233,931	12,555,077
Quest Diagnostics, Inc.	26,409	4,939,275
Solventum Corp. (a)	214,003	16,471,811
		60,876,142

Industrials - 17.3%
3M Co.	6,159	943,312
CNH Industrial NV	264,007	2,840,715
Daikin Industries Ltd. - ADR	158,205	1,893,714
Graco Inc.	11,169	975,389
IDEX Corp.	19,724	3,916,200
Knight-Swift Transportation Holdings, Inc.	16,713	920,886
Lindsay Corp.	54,295	6,801,535
Marten Transport Ltd.	2,053,702	25,260,535
Spirax Group PLC - ADR	80,752	4,012,163
Toro Co.	21,681	1,983,812
Werner Enterprises, Inc.	519,792	17,802,876
		67,351,137

Information Technology - 1.3%
SEMrush Holdings, Inc. - Class A (a)	409,203	4,865,424

Materials - 2.5%
AptarGroup, Inc.	79,025	9,874,174

Utilities - 17.7%
American States Water Co.	13,093	955,265
American Water Works Co., Inc.	14,784	1,909,058
Avista Corp.	120,615	4,980,193
California Water Service Group	583,965	26,103,236
Consolidated Edison, Inc.	18,953	2,020,958
Essential Utilities, Inc.	49,441	1,917,816
H2O America	242,375	12,613,195
Pennon Group PLC - ADR	331,202	4,984,590
Portland General Electric Co.	96,994	4,873,949
Severn Trent PLC - ADR	25,303	1,025,151
United Utilities Group PLC - ADR	209,926	7,189,966
		68,573,377
TOTAL COMMON STOCKS (Cost $312,796,138)		335,072,601

PREFERRED STOCKS - 4.3%	Shares	Value
Financials - 4.3%
Charles Schwab Corp.	–	$–
Series D, 5.95%, Perpetual	465,204	11,783,617
Series J, 4.45%, Perpetual	203,953	3,891,423
M&T Bank Corp., Series J, 7.50%, Perpetual	36,456	979,573
TOTAL PREFERRED STOCKS (Cost $15,897,746)		16,654,613

REAL ESTATE INVESTMENT TRUSTS - 1.2%	Shares	Value
Real Estate - 1.2%
Alexandria Real Estate Equities, Inc.	50,504	2,759,539
Healthpeak Properties, Inc.	108,997	1,879,108
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $5,063,595)		4,638,647

SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 7.4%	Shares	Value
First American Government Obligations Fund - Class X, 3.61% (b)	28,798,838	28,798,838
TOTAL MONEY MARKET FUNDS (Cost $28,798,838)		28,798,838

TOTAL INVESTMENTS - 99.2% (Cost $362,556,317)		385,164,699
Other Assets in Excess of Liabilities - 0.8%		2,949,195
TOTAL NET ASSETS - 100.0%		$388,113,894

Percentages are stated as a percent of net assets.

ADR - American Depositary Receipt
PLC - Public Limited Company

The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

(a)	Non-income producing security.
(b)	The rate shown represents the 7-day annualized yield as of January 31, 2026.

Summary of Fair Value Disclosure as of January 31, 2026 (Unaudited)

Nuance Mid Cap Value Fund (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of January 31, 2026:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$335,072,601	$–	$–	$335,072,601
Preferred Stocks	16,654,613	–	–	16,654,613
Real Estate Investment Trusts	4,638,647	–	–	4,638,647
Money Market Funds	28,798,838	–	–	28,798,838
Total Investments	$385,164,699	$–	$–	$385,164,699

Refer to the Schedule of Investments for further disaggregation of investment categories.